Subsequent Events (Details)											3 Months Ended	12 Months Ended
		Aug. 25, 2025 $ / shares shares	Aug. 19, 2025 $ / shares shares	Aug. 14, 2025 USD ($) shares	May 22, 2025 USD ($) $ / shares shares	May 15, 2025 $ / shares shares	Apr. 30, 2025 USD ($)	Apr. 30, 2025 MYR (RM)	Nov. 01, 2024 USD ($) shares	Nov. 01, 2024 MYR (RM) shares	Mar. 31, 2024 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2025 $ / shares shares	Apr. 30, 2025 MYR (RM)	Sep. 30, 2023 $ / shares shares
Subsequent Events [Line Items]
Ordinary shares (in Dollars) | $											$ 2,500,000	$ 2,500,000
Agreement payment amount (in Dollars) | $							$ 702,610
Exercise price per share (in Dollars per share) | $ / shares						$ 3.3						$ 0.01
share price (in Dollars per share) | $ / shares					$ 10
Issued ordinary shares	[1]											2,445,647	2,467,337
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]											$ 0.006	$ 0.006
Number of shares outstanding	[1]											2,445,647	2,467,337
Warrant [Member]
Subsequent Events [Line Items]
Exercise price per share (in Dollars per share) | $ / shares													$ 0.6
Ordinary shares, par value (in Dollars per share) | $ / shares												$ 11.5	$ 690
Forecast [Member]
Subsequent Events [Line Items]
Issued ordinary shares		60
Issued ordinary shares		60
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.006
Number of shares outstanding		60
Number of ordinary shares combined		1
Debt Settlement Agreement with Lim Hooi Beng [Member] | Forecast [Member]
Subsequent Events [Line Items]
Debt settlement agreement							2,152,588							RM 8,872,969
Debt Settlement Agreement with Lim Hooi Beng [Member] | Tranche 1 [Member]
Subsequent Events [Line Items]
Ordinary shares (in Dollars) | RM								RM 13,000,000
Debt Settlement Agreement with Lim Hooi Beng [Member] | Tranche 1 [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares (in Dollars) | $							13,000,000
Debt Settlement Agreement with Lim Hooi Beng [Member] | Tranche 2 [Member]
Subsequent Events [Line Items]
Ordinary shares (in Dollars) | RM								RM 20,000,000
Debt Settlement Agreement with Lim Hooi Beng [Member] | Tranche 2 [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares (in Dollars) | $							20,000,000
Debt Settlement Agreement with Liu Yu [Member] | Forecast [Member]
Subsequent Events [Line Items]
Amount owing (in Dollars) | $							1,486,704
Agreement amount (in Dollars) | $							1,000,000
Monthly instalments payable (in Dollars) | $							100,000
Debt Settlement Agreement with Liu Yu [Member] | Tranche 1 [Member] | Forecast [Member]
Subsequent Events [Line Items]
Agreement payment amount (in Dollars) | $							221,593
Debt Settlement Agreement with Liu Yu [Member] | Tranche 2 [Member] | Forecast [Member]
Subsequent Events [Line Items]
Agreement payment amount (in Dollars) | $							$ 702,610
Goh Meng Keong [Member] | Forecast [Member]
Subsequent Events [Line Items]
Post-Share Consolidation shares		185,000
Yasuka Infinity [Member] | Forecast [Member]
Subsequent Events [Line Items]
Post-Share Consolidation shares		3,261
Aiden Lee Ping Wei [Member] | Forecast [Member] | Warrant [Member]
Subsequent Events [Line Items]
Sale of warrants						20,000,000
Exercise price per share (in Dollars per share) | $ / shares						$ 0.055
Subsequent Event [Member]
Subsequent Events [Line Items]
Fundraising exercise amount									$ 1,400,000	RM 6,000,000
Issued ordinary shares				195,646
Debt settlement agreement | $				$ 21,129.8
Post-Share Consolidation shares				3,261
Subsequent Event [Member] | Goh Meng Keong [Member]
Subsequent Events [Line Items]
Issued ordinary shares				11,100,000
Post-Share Consolidation shares				185,000
Subscription value (in Dollars) | $				$ 553,201.33
Subsequent Event [Member] | Tan Chin Teong [Member]
Subsequent Events [Line Items]
Post-Share Consolidation shares			528,464
Minimum [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.0001
Maximum [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.006
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares (in Dollars) | $					$ 2,025,000
Issued ordinary shares					3,375				10,885	10,885		146,738,806	2,467,337		137,750,000	[2]
Ordinary shares, par value (in Dollars per share) | $ / shares												$ 0.0001			$ 0.0001
Number of shares outstanding												146,738,806	2,467,337		137,750,000	[2]
Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Issued ordinary shares					202,500
Ordinary shares (in Dollars) | $					$ 2,025,000
share price (in Dollars per share) | $ / shares					$ 10.00
Class A Ordinary Shares [Member] | Aiden Lee Ping Wei [Member] | Forecast [Member]
Subsequent Events [Line Items]
Purchase of ordinary shares						200,000,000
Class A Ordinary Shares [Member] | Joseph Rallo [Member]
Subsequent Events [Line Items]
Issued ordinary shares					5,377
Class A Ordinary Shares [Member] | Joseph Rallo [Member] | Forecast [Member]
Subsequent Events [Line Items]
Issuance of additional ordinary shares					322,567
Class A Ordinary Shares [Member] | D. Boral Capital LLC [Member]
Subsequent Events [Line Items]
Issued ordinary shares					5,377
Class A Ordinary Shares [Member] | D. Boral Capital LLC [Member] | Forecast [Member]
Subsequent Events [Line Items]
Issuance of additional ordinary shares					322,568
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Issued ordinary shares									653,081	653,081
Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Post-Share Consolidation shares			1,624,375
Ordinary Shares [Member] | Subsequent Event [Member] | Tan Chin Teong [Member]
Subsequent Events [Line Items]
Issued ordinary shares			97,462,455
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.074

[1]	Giving retroactive effect to reverse recapitalization effected on March 14, 2024 to reflect exchange ratio of approximately 55.1 as described in Note 4 and share combination at a ratio of one-for-sixty effected on August 25, 2025 as described in Note 1.
[2]	Giving retroactive effect to reverse recapitalization effected on March 14, 2024 to reflect exchange ratio of approximately 55.1 as described in Note 4.